STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 2) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	73,189
Options granted, Number of options	535,560
Options exercised, Number of options	334
Options expired, Number of options	9,660
Options forfeited, Number of options	11,077
Options outstanding at end of year, Number of options	587,678	73,189
Options vested and expected to vest at end of year, Number of options	548,679
Exercisable at end of year, Number of options	220,977
Options outstanding at beginning of year, Weighted average exercise price	$ 118.62
Options granted, Weighted average exercise price	5.94
Options exercised, Weighted average exercise price	0.18
Options expired, Weighted average exercise price	139.65
Options forfeited, Weighted average exercise price	36.88
Options outstanding at end of year, Weighted average exercise price	16.87	$ 118.62
Options vested and expected to vest at end of year, Weighted average exercise price	17.46
Exercisable at end of year, Weighted average exercise price	$ 33.40
Options outstanding at, Weighted average remaining contractual life	5 years 9 months 18 days	6 years 11 months 23 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	8 months 1 day
Exercisable at end of year, Weighted average remaining contractual life	5 years 10 months 6 days
Options outstanding at beginning of year, Aggregate Intrinsic value	$ 8
Options outstanding at end of year, Aggregate Intrinsic value	1,264	$ 8
Options vested and expected to vest at end of year, Aggregate Intrinsic value	1,173
Exercisable at end of year, Aggregate Intrinsic value	$ 441